Long-Term Debt - Narrative (Details) $ in Millions, $ in Millions	1 Months Ended		6 Months Ended
	May 31, 2022 CAD ($)	Dec. 31, 2020 CAD ($)	Jun. 30, 2022 CAD ($)	May 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Debt Instrument [Line Items]
Short-form base shelf prospectus, life		25 months
Short-form base shelf prospectus, principal amount, up to		$ 2,000
Short-form base shelf prospectus, remaining amount available			$ 1,000
Maximum borrowing capacity			$ 5,589				$ 4,846
Central Hudson
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 250	$ 200
No one bank | Bank concentration risk | Credit facility
Debt Instrument [Line Items]
Concentration risk percentage			20.00%
Committed facilities with maturities ranging from 2023 through 2027
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 5,400
Unsecured revolving committed credit facility, 2027 maturity | Corporate
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1,300
Maximum potential annual margin pricing adjustments, funds drawn	0.0005			0.0005
Maximum potential annual margin pricing adjustments, funds undrawn	0.0001			0.0001
Unsecured non-revolving term credit facility | Corporate
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 500
Debt instrument, term	1 year